Vanguard® New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.8%)
New York (99.2%)
	ABAG Finance Authority for Nonprofit Corp. Appropriations Revenue	3.000%	7/15/47	5,715	4,446
	Brookhaven Local Development Corp. Health, Hospital Nursing Home Revenue	3.375%	10/1/40	500	394
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	2,500	2,274
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	2,000	2,067
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	1,800	1,843
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,711
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,128
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	391
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,174
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	7,058
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,290
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	2,595	1,509
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,284
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	3,180	919
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	1,580	430
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,400	2,661
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,293
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	3,200	2,767
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	938
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	728
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,600	1,563
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,530	1,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,865	2,144
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/47	1,160	942
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	2,104
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	5,080	4,650
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital Nursing Home Revenue	4.000%	7/1/45	1,890	1,480
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,395	1,447
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,170	2,216
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,671
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,155	1,172
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	3,710	3,762
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	5,654
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/42	1,380	1,480
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	4,635	4,973
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	670
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	14
	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/30	155	176
	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/31	175	198
	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/32	165	186
	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/33	175	196
	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	181
	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	270
	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/51	750	715
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	100	97
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	650	622
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/36	400	370
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/41	2,675	2,342
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/51	4,030	3,307
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/56	1,835	1,459
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/56	570	560
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	1,300	1,231
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	570
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	208
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	280
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	233
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	321
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/32	660	682
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	754
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	599
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/38	1,365	1,405
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,961
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,104
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	163
[2]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,465	2,214
[2]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	2,890
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), ETM	5.000%	7/1/23	1,525	1,557
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,385
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,045
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	778
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	106
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	92
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	83
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/35	130	146
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	130
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	166
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/38	150	150
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	463
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	918
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,309
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	4.000%	8/1/25	1,230	1,283
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	536
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,072
[2]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,250
[2]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	4,765	4,781
	Copiague Union Free School District GO	3.000%	2/15/33	1,005	923
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	268
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,239
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	475
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	263
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,455
[2]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,000	1,017
[2]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,019
[2]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,750	2,762
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	523
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	318
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	852
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,004
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	527
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	399
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	602
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	250
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	208
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	150
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/48	100	105
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	606
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	294
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,278
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	7,590
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,108
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,505	1,587
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,595	1,678
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,305	2,184
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,185	1,104
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	650	532
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,540	1,419
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,055	967
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,360	2,113
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,805	3,394
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	6,600	5,759
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	685
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,091
	Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	608
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	9,375	9,634
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	309
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,029
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	443
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	223
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	278
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	3.000%	7/1/51	4,500	3,123
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	744
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,871
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,241
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	713
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	1,800	1,841
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	630	655
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	435	452
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	907
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/43	1,000	1,033
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,100	1,131
[2,3]	Hempstead Town New York Local Development Corp. College & University Revenue TOB VRDO	1.710%	9/1/22	2,865	2,865
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	15,151
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,545	5,970
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/37	3,000	3,070
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	3,867
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	4,500	4,800
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	14,900	15,749
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	16,850
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	8,000	8,437
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	2,968
	Jefferson County Civic Facility Development Corp. Health, Hospital Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,529
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/22	755	756
	Johnstown City School District GO	3.000%	6/15/33	1,935	1,783
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	18,894
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,076
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	13,838
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,111
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	821
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/34	7,550	7,733
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,145
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,633

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,159
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,504
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,350
Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	2,315	2,266
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,344
Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/41	1,350	1,264
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	2,500	2,683
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	8,075
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	3,500	3,734
Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,250	5,083
Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	3,817
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,000	4,583
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,050	2,050
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,535	2,535
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	436
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	957
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	27
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	44
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	2,982
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	82
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	2,838
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	997
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,298
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	986
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	507
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	1,908
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	160	174
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,147
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	320	348
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	675	736
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,000	5,422
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	165	176
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,278
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	6,000	6,367
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	5,404
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,254
[3]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	1.030%	9/1/22	1,800	1,800
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	8,355
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	829
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,935	3,066
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,970	2,081
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,869
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	7,575
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,148
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,865	4,043
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,053
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	1,991
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,015	1,063
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	332
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	300	284
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	10,500	10,644
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	5,050	5,180
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,000	1,026
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	885	919
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	315
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	505	530
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	2,650
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	150	154
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/33	200	206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	200	207
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	3,800	3,737
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,505	3,594
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	2,745	2,380
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	2,110	1,828
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	5,000	5,131
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	550	570
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	5,000	4,637
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	805	677
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,000	1,923
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	210	198
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,429
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,500	2,241
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	1,775
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,000	2,652
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,120	990
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,000	3,509
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	1,400	1,449
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,535	2,601
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	9,770	10,153
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,000	4,226
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,845	3,447
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	13,015
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	1.770%	9/1/22	2,975	2,975
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	1.150%	9/1/22	15,000	15,000
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,160	1,167
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,325	3,344
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,070	3,087
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,925	1,936
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,050	2,089

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/50	1,260	1,256
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/22	340	341
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	479
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/29	1,250	1,324
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/31	1,000	1,055
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	1,835
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,335
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/32	1,640	1,726
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	629
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,472
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	998
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	898
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,047
	Monroe County NY Industrial Development Corp. College & University Revenue	5.500%	6/1/39	1,500	1,540
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/45	4,030	4,172
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,205	1,079
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	2,000	2,195
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,084
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	10,000	9,324
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,550	1,639
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,049
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	4,200	4,500
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	284
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,064
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,100	1,137
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	2,510	2,654
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,100	1,032
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,055	1,089
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	4,200	3,912

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,215	1,253
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	2,195	1,706
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,000	912
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	1,000	713
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	7,890	6,745
Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,576
Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,445
MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	22,000	22,395
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,235	1,255
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	701
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	957
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	129
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,963
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	8,765	8,776
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,547
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,743
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,612
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,797
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,002
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,025
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	425	422
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,220	2,260
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,050	1,051
Nassau County NY GO	4.125%	4/1/47	5,000	4,831
Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,810
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	341
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	351
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	445
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	392
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,172
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,030
New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,418
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,131
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	405	459
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	580	664
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	610	703
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	730
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	675	752
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	500	552
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	548
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	572
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	364
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,174
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	890	851
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	640	593
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,990	1,954
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	3,140	3,075
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,420	3,338
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,640	1,595
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,280	1,252
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,965	1,918
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,009
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/31	500	433
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,305	1,266
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	1,245	1,155
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/31	1,285	1,202
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	516
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	3,780	3,647
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/35	750	585
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,560
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/36	4,510	3,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/37	1,100	917
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/39	750	616
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	5,000	4,197
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	915
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	3,640	2,724
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	359
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	7,000	5,025
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	10,000	9,825
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,070	9,684
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,362
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	2,840
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	1,750	1,232
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/47	2,500	1,959
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	3,880	3,457
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	6,671
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,691
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,747
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	3,012
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	9,135	6,539
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	3,123
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	2,961
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	6,968
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	2,101
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	11,400	8,722
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	658
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	658
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,625	1,984
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	2,505	2,126
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,676
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/57	3,000	2,812
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,673
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,300
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	3,000	2,774
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	4,625	4,262
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,037
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	6,982
[2,3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	1.730%	9/1/22	2,770	2,770
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	1.670%	9/7/22	11,720	11,720
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	5.000%	7/1/23	1,000	1,021
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	3,630	4,060
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	4,269
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	2,255	2,044
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	705	625
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	750	651
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	2,975	2,522
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	2,500	2,102
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,375	1,125
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	10,645	7,936
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	849
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,000	2,105
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	1,971
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	455	350
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,375
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,117
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	5,000	4,038
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,980	3,688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	4,350	3,988
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,050	5,218
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	17,250	12,042
[5]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,130	1,044
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,305
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,641
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	268
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	280
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	11,150	11,077
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	10,742
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	10,000	10,791
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,040	10,541
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,915	6,210
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	7,500	7,874
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	2,000	1,670
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,247
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	6,010	5,874
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	10,000	9,774
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/41	2,685	2,928
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	6,640	6,452
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	5,000	4,019
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	3,000	2,887
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	11,250	12,078
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	15,000	15,881
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	1,000	1,058
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	1,000	883
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	3,000	3,170
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	6,570	7,049
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	927

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	8,470	8,042
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	6,000	5,697
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,535
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	3,500	3,315
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	16,500	15,626
New York City Municipal Water Finance Authority Water Revenue VRDO	1.030%	9/1/22	3,965	3,965
New York City Municipal Water Finance Authority Water Revenue VRDO	1.050%	9/1/22	5,900	5,900
New York City Municipal Water Finance Authority Water Revenue VRDO	1.080%	9/1/22	21,700	21,700
New York City Municipal Water Finance Water Revenue VRDO	1.010%	9/1/22	4,740	4,740
New York City Municipal Water Finance Water Revenue VRDO	1.080%	9/1/22	3,920	3,920
New York City Municipal Water Finance Water Revenue VRDO	1.680%	9/1/22	9,600	9,600
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,161
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	2,715	2,970
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	4,000	4,084
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	2,500	2,644
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	6,750	6,816
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,500	2,826
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,115
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,435
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	4,952
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,172
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	7,315	7,672
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	2,225	2,331
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	6,943
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/43	5,000	4,757
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	5,000	4,724
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,131
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,772
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,298
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	3,530

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,229
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,654
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	622
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,238
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	11,655	12,129
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	10,965	11,730
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,134
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,520	1,578
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,473
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	6,413
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	5,725
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,432
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	10,901
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	10,126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,000	1,136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	2,000	2,296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,880	3,945
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	5,000	5,102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,000	5,691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	5,920
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	3,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	3,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,026
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	4,997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	10,318

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	4,970	4,927
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,292
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	6,000	5,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	2,100	2,391
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,070
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	12,845	13,652
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	2,943
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	6,105	6,723
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,730	2,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	5,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	9,340	10,073
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,000	3,245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,000	3,239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	3,500	3,912
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	3,465	3,329
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	7,500	7,941
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	1,675	1,588
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	2,500	2,365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	6,000	4,697
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	6,915	6,497
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	11,800	11,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	3,060	2,869
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,735	1,617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,190	1,109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.050%	9/1/22	2,600	2,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.050%	9/1/22	7,500	7,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.080%	9/1/22	3,600	3,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	1.080%	9/1/22	30,000	30,000
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	654
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	301
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	584
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	434
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	399
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/30	400	457
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,160
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	2,000	2,289
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	397
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	2,250	2,556
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,068
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/33	450	508
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	2,000	2,019
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/34	400	450
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	3,100	3,111
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	561
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	1,007
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,516
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,302
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	671
[2,3]	New York City Trust for Cultural Resources Miscellaneous Revenue TOB VRDO	1.750%	9/1/22	5,335	5,335
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	4,000	4,097
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,000	3,197
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	4,740	4,633
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	9,000	9,368
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	4,500	4,625
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	9,825	10,493
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	4,810	4,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	New York City Water & Sewer System Water Revenue TOB VRDO	1.700%	9/1/22	1,000	1,000
	New York City Water & Sewer System Water Revenue VRDO	1.100%	9/1/22	300	300
	New York City Water & Sewer System Water Revenue VRDO	1.680%	9/1/22	3,100	3,100
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	500	503
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	4,879
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/40	250	243
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	16,005	16,584
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,398
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	3,719
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	2,594
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	7,355	7,587
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	735	716
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,400
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	12,000	9,280
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	4,655	3,541
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	2,025	1,577
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	10,806	12,391
[7]	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	22,325	20,501
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	9,885	8,853
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,615	14,035
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	6,175	4,308
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	4,925	4,165
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	50	47
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,750	10,627
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	3,000	2,385
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	2,995
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,373
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	18,450	14,261
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	15,000	11,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	22,250	15,833
[6]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	1,500	1,099
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	60,000	67,065
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	10/1/36	275	216
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.400%	10/1/38	1,295	1,149
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	2,900
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,500	2,511
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	2,320	2,314
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.800%	10/1/48	7,435	7,212
	New York NY GO	5.000%	8/1/26	3,140	3,395
	New York NY GO	5.000%	8/1/26	3,875	4,235
	New York NY GO	5.000%	1/1/27	3,500	3,854
	New York NY GO	5.000%	9/1/27	3,805	4,244
	New York NY GO	5.000%	8/1/28	2,320	2,596
	New York NY GO	5.000%	8/1/29	5,070	5,509
	New York NY GO	5.000%	8/1/29	3,515	3,783
	New York NY GO	5.000%	8/1/29	5,195	5,774
	New York NY GO	5.000%	8/1/29	3,000	3,437
	New York NY GO	5.000%	8/1/30	5,050	5,468
	New York NY GO	5.000%	8/1/30	4,720	5,111
	New York NY GO	5.000%	8/1/30	4,000	4,438
	New York NY GO	5.000%	8/1/30	3,000	3,467
	New York NY GO	4.000%	8/1/31	2,775	2,882
	New York NY GO	5.000%	8/1/31	7,810	8,526
	New York NY GO	5.000%	8/1/31	1,440	1,595
	New York NY GO	5.000%	8/1/31	3,000	3,424
	New York NY GO	5.000%	8/1/31	2,500	2,907
	New York NY GO	5.000%	8/1/31	1,815	2,111
	New York NY GO	5.000%	12/1/31	1,770	1,921
	New York NY GO	4.000%	8/1/32	1,935	1,998
	New York NY GO	5.000%	8/1/32	5,000	5,248
	New York NY GO	5.000%	8/1/32	1,250	1,386
	New York NY GO	5.000%	8/1/32	3,735	4,107
	New York NY GO	5.000%	8/1/32	1,000	1,135
	New York NY GO	5.000%	8/1/32	1,825	2,134
	New York NY GO	5.000%	10/1/32	2,485	2,778
	New York NY GO	5.000%	12/1/32	1,240	1,379
	New York NY GO	3.250%	3/1/33	3,000	2,994
	New York NY GO	5.000%	8/1/33	1,000	1,103
	New York NY GO	5.000%	8/1/33	500	570
	New York NY GO	5.000%	4/1/34	3,680	4,123
	New York NY GO	4.000%	8/1/34	4,535	4,624
	New York NY GO	5.000%	8/1/34	2,000	2,187
	New York NY GO	5.000%	8/1/34	2,260	2,472
	New York NY GO	5.000%	8/1/34	1,125	1,252
	New York NY GO	3.000%	3/1/35	2,500	2,265
	New York NY GO	5.000%	8/1/35	2,000	2,205
	New York NY GO	4.000%	10/1/35	1,000	1,011
	New York NY GO	5.000%	12/1/35	2,500	2,694
	New York NY GO	4.000%	3/1/36	1,500	1,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	4.000%	8/1/36	1,385	1,391
	New York NY GO	5.000%	10/1/36	5,000	5,404
	New York NY GO	5.000%	10/1/36	2,590	2,831
	New York NY GO	5.000%	3/1/37	7,500	8,047
	New York NY GO	4.000%	8/1/37	2,070	2,065
	New York NY GO	4.000%	8/1/37	2,500	2,494
	New York NY GO	5.000%	8/1/37	4,000	4,280
	New York NY GO	4.000%	10/1/37	1,500	1,496
	New York NY GO	4.000%	3/1/38	4,850	4,795
	New York NY GO	5.000%	3/1/38	7,500	8,030
	New York NY GO	5.000%	3/1/38	2,000	2,167
	New York NY GO	5.000%	4/1/38	1,000	1,072
	New York NY GO	4.000%	8/1/38	5,005	4,937
	New York NY GO	4.000%	8/1/38	2,500	2,466
	New York NY GO	5.000%	8/1/38	10,395	11,104
	New York NY GO	5.000%	10/1/38	6,500	6,993
	New York NY GO	5.000%	10/1/38	2,910	3,162
	New York NY GO	5.000%	3/1/39	5,315	5,682
	New York NY GO	5.000%	3/1/39	3,000	3,242
	New York NY GO	4.000%	8/1/39	3,280	3,218
	New York NY GO	4.000%	8/1/39	2,500	2,453
	New York NY GO	4.000%	10/1/39	4,000	3,923
	New York NY GO	5.000%	10/1/39	2,220	2,406
	New York NY GO	5.000%	10/1/39	8,910	9,563
	New York NY GO	4.000%	8/1/40	1,155	1,128
	New York NY GO	4.000%	8/1/40	9,400	9,179
	New York NY GO	4.000%	10/1/40	3,000	2,925
	New York NY GO	3.000%	3/1/41	5,010	4,214
	New York NY GO	4.000%	8/1/41	2,035	1,980
	New York NY GO	4.000%	8/1/41	2,500	2,433
	New York NY GO	3.000%	10/1/41	2,250	1,873
	New York NY GO	4.000%	12/1/41	1,215	1,179
	New York NY GO	5.000%	12/1/41	8,000	8,538
	New York NY GO	5.000%	12/1/41	4,850	5,206
	New York NY GO	4.000%	3/1/42	1,500	1,455
	New York NY GO	5.000%	3/1/42	1,500	1,618
	New York NY GO	4.000%	8/1/42	7,000	6,769
	New York NY GO	4.000%	8/1/42	2,500	2,418
	New York NY GO	5.000%	8/1/42	2,365	2,545
[8]	New York NY GO	5.000%	9/1/42	10,000	10,883
	New York NY GO	5.000%	10/1/42	8,000	8,600
	New York NY GO	5.000%	3/1/43	7,500	8,028
	New York NY GO	5.000%	3/1/43	4,180	4,498
	New York NY GO	5.000%	4/1/43	6,500	6,906
	New York NY GO	5.000%	8/1/43	4,020	4,304
	New York NY GO	5.000%	8/1/43	2,340	2,513
	New York NY GO	5.000%	10/1/43	3,000	3,216
	New York NY GO	4.000%	12/1/43	2,415	2,319
	New York NY GO	4.000%	3/1/44	2,000	1,918
	New York NY GO	5.000%	12/1/44	3,000	3,202
	New York NY GO	5.000%	4/1/45	5,000	5,299
[8]	New York NY GO	4.000%	9/1/46	5,000	4,774
	New York NY GO	4.000%	3/1/47	5,000	4,775
	New York NY GO	4.000%	3/1/50	11,715	11,078
	New York NY GO	5.000%	3/1/50	6,200	6,614
	New York NY GO	3.000%	8/1/50	4,000	3,147
	New York NY GO	4.000%	8/1/50	15,000	14,167
[2,3]	New York NY GO TOB VRDO	1.200%	9/1/22	2,900	2,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO VRDO	0.990%	9/1/22	5,700	5,700
	New York NY GO VRDO	1.080%	9/1/22	7,000	7,000
	New York NY GO VRDO	1.080%	9/1/22	1,095	1,095
	New York NY GO VRDO	1.080%	9/1/22	700	700
	New York NY GO VRDO	1.100%	9/1/22	200	200
[3]	New York NY GO VRDO	1.110%	9/1/22	16,000	16,000
[3]	New York NY GO VRDO	1.110%	9/1/22	1,250	1,250
[3]	New York NY GO VRDO	1.670%	9/1/22	4,800	4,800
	New York NY GO VRDO	1.680%	9/1/22	2,635	2,635
	New York NY GO, Prere.	5.000%	3/1/23	2,500	2,534
	New York NY GO, Prere.	5.000%	3/1/23	4,500	4,561
	New York NY GO, Prere.	5.000%	3/1/23	6,745	6,835
[2,3]	New York NY Lease (Appropriation) Revenue TOB VRDO	1.840%	9/7/22	9,820	9,820
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	3,325	3,136
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	20,065	18,774
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	25,175	23,155
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	5,836
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	5,500	4,931
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/36	2,440	2,459
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/37	1,825	1,830
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	7,500	7,126
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,676
	New York State Bridge Authority Highway Revenue	5.000%	1/1/29	1,065	1,201
	New York State Bridge Authority Highway Revenue	5.000%	1/1/30	830	947
	New York State Bridge Authority Highway Revenue	5.000%	1/1/31	600	690
	New York State Bridge Authority Highway Revenue	4.000%	1/1/33	1,285	1,347
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	678
	New York State Bridge Authority Highway Revenue	4.000%	1/1/51	1,255	1,172
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	280	285
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	315	325
[9]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	1,370	1,418
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,281
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	331
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	750	803
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	2,738
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	325	346
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,034
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	689
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	535

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	513
New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	377
New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	1,470	1,482
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	429
New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	326
New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,673
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,300	1,391
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,077
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	923
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	25	27
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	45	47
New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	300	328
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	532
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	557
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,065	5,491
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	547
New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	329
New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,044
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,140
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	1,012
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,092
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	383
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	540	602
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	575	618
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	1,985
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	355
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	505
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,216
New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,030	1,025
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	7,395	7,687

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.500%	7/1/33	1,390	1,417
New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,660	1,670
New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,500	1,475
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	797
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	3,000	3,047
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,377
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	581
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	220
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	590
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,157
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,395	2,473
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,029
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	523
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,615	7,525
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	292
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,011
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,614
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,075
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,028
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	494
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	314
New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,553
New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	245	263
New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	240
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	386
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	591
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	4,865	4,819
New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	1,000	1,068
New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	5,504
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,765

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,260	1,314
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	16
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,000	1,065
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,329
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	1,000	1,062
[10]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	2,560	3,084
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,427
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	4,160	4,358
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,000	1,094
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,145	1,208
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,253
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/42	3,000	2,826
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	316
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	11
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,410	1,353
	New York State Dormitory Authority College & University Revenue	5.750%	7/1/43	7,105	7,233
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	4,000	3,765
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	3,000	2,835
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,374
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	2,941
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,538
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,341
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	4,500	3,937
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,406
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/48	3,750	3,399
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	14,705	15,364
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	11,000	12,944
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	6,365	5,860
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	4,000	3,692
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,000	1,810

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	10,500	11,322
New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	3,000	2,853
New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	2,945	3,482
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,445	2,103
New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,699
New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	2,000	1,966
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	7,380
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	545	488
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/46	2,380	2,427
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	9/1/22	2,355	2,355
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	9/1/22	1,520	1,520
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	31
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	31
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	20	20
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,329
New York State Dormitory Authority College & University Revenue, Prere.	5.250%	7/1/23	2,500	2,560
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	522
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,044
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	522
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,202
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	1,884
New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,275	1,329
New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,450	1,511
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	16
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	224
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	224
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	750	804
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	514
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,260
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	470	470
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	839
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,200	2,292
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,355	2,492
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	752
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,300	1,350
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	8,135	8,592
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,662
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,070	1,103
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	485	504
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	521
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,345
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	562
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	459
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,047
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	458
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	850	876
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,200	1,230
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,159
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	2,779
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	710	711
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	792
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,041
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	344
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	706
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,719
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	2,165
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	849
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,250	2,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,016
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,100	1,112
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	826
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	762
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,029
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,200	1,212
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	938
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,628
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	450	444
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,100	1,110
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	493
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,143
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	400	392
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	100	103
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,000	1,832
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	371
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,100	1,107
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,015	1,011
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	5,750	5,230
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	273
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,000	1,005
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	540
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	491
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	533
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	412
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,870	1,656
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,300	1,304
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,400	3,159
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,264
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	10,275	9,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,500	2,734
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	3,390
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	3,845
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	8,260	7,558
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,000	2,459
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	7,500	7,032
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	5,900	5,537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	13,710	14,249
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	9,500	8,663
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	2,140	2,190
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	2,000	2,118
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,438
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,100	5,584
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,064
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	5,380
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,000	1,144
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	1,750	1,869
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,088
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,000	5,442
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5,000	5,058
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	8,250
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	3,765
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	3,000	3,026
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	4,543
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,393
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,212
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,054
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	3,000	2,971
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	5,000	5,171
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,705	3,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,495
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,233
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,439
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	8,115	7,876
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	3,500	2,937
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	9,704
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	830	862
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,572
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,725
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	532
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,594
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	2,500	2,404
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	650	672
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	1,500	1,432
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	1,500	1,419
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	4,728
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	2,321
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	5,000	4,702
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,938
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	2,250	2,438
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	750	787
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,000	1,049
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,725	1,946
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	1,655	1,856
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,440
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	1,125	1,165
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,000	1,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,309
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	4/1/35	1,055	1,064
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	645	649
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	900	916
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/36	575	582
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	4,160	4,578
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,206
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,546
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,183
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	648
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	561
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,050
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,708
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,539
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,500	8,691
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	5,000	5,738
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	7,000	7,133
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	4,908
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	5,000	4,728
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,860	2,020
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	10,000	9,619
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	10,300	9,783
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	3,000	3,262
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	2,000	2,170
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	1,000	1,111
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/33	1,290	1,420

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,048	3,533
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	446
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,166
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	331
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,440
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,305	2,451
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,077
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,264
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	3,870
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,379
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,869
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,368
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,349
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	1,900	2,046
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	11,000	11,727
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	14,700	15,635
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,000	1,067
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,337
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	2,615	2,787
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	35	36
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	8,495	9,031
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,250	5,595
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,093
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,086
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	5,644
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,227
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	12,122
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	4,785
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,096
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,294
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	934
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,218
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,088
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,380	2,192
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,500	1,176
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,518
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,446
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,194
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,334
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,415	1,281
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,655	10,421
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	4,034
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	675
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	831
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	2,000	1,377
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,440	2,546
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	1,911
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	990
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	3,051
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	515
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,223
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	1,063
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.990%	9/1/22	19,565	19,565
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.990%	9/1/22	7,800	7,800
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.500%	9/7/22	27,295	27,295
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	1.520%	9/7/22	8,000	8,000
	New York State Housing Finance Agency Sustainability Local or Guaranteed Housing Revenue	3.450%	11/1/40	1,535	1,359
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	5,265	5,532
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	4,085	4,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,303
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,665	2,794
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,813
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	5,500	5,761
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,088
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,395
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,159
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	1,969
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,714
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,380
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,365
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,274
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,500	2,427
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	150	146
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	1,750	1,706
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,500	2,408
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	2,500	2,435
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,500	2,393
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	12,000	11,558
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	4,793
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	5,000	4,719
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,000	2,847
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	332
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	5,000	5,214
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	2,271
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	3,746
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	3,709
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	14,000	12,965
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	1,883
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	12,500	9,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	2,586
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	2,509
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	4,945	4,532
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	1,865
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	16,095	16,655
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	2,000	2,179
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/45	5,000	5,406
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	5,000	5,361
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	5,000	4,732
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	9,040	7,015
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	6,000	5,564
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	6,000	5,548
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	3,661
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,387
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,062
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	2,000	2,115
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,087
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	5,000	4,869
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,505	3,391
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,450	3,338
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,715
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	3,560	2,978
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	8,280	7,975
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	5,000	4,801
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	6,000	6,484
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,073
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,000	3,784
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,500	4,257
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	12,310	11,539
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/50	5,000	5,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.700%	9/1/22	5,600	5,600
[2,3]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	1.730%	9/1/22	4,688	4,687
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	1,490	1,651
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	4,931
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,459
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	1,004
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	4,099
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,525	3,374
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	13,895	13,298
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	2,500	2,386
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	3,635	3,459
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	7,500	7,093
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,349
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,353
	New York Transportation Development Corp Industrial Revenue	4.000%	12/1/39	3,940	3,694
	New York Transportation Development Corp. Airport Port, Airport & Marina Revenue	4.000%	12/1/42	4,920	4,496
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,000	1,110
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	4,655	5,003
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/34	5,065	5,422
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	2,505	2,675
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	3,295	3,054
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	1,795	1,503
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	500	443
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,008
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,007
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	1,006
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,785	3,602
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,000	3,654
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	471
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	496

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	469
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	752
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	539
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	569
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	595
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	320
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	593
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	320
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	319
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	624
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	655
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	434
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	654
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	417
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	336
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	369
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	286
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	296
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	260
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	200	189
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	329
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	500	470
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	280
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	250	232
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	487
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,030
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	500	518
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	725	749
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	1,305	1,309
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,200	4,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	2,000	2,195
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,033
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,183
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,528
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,263
	Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	1,016
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,545	3,803
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	380	423
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,750	1,874
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,685
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	3,328
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	2,950	2,896
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,565	3,754
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,196
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,180	13,960
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	8,494
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	5,272
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	15,525	14,718
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,350
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	2,000	2,107
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	2,000	2,115
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	11,450	12,354
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	4,589
	Rockland County NY GO	4.000%	4/1/23	235	237
	Rockland County NY GO	4.000%	4/1/24	240	246
	Rockland County NY GO	4.000%	4/1/25	255	264
	Rockland County NY GO	4.000%	4/1/26	265	277
	Rockland County NY GO	4.000%	4/1/27	270	285
	Rockland County NY GO	4.000%	4/1/28	285	304
	Rockland County NY GO	4.000%	4/1/29	300	322
	Rockland County NY GO	4.000%	4/1/30	310	335
	Rockland County NY GO	4.000%	4/1/31	320	345
	Rockland County NY GO	4.000%	4/1/32	335	359
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rockland County NY GO	4.000%	4/1/33	350	371
	Rockland County NY GO	4.000%	4/1/34	370	385
	Rockland County NY GO	4.000%	4/1/35	385	395
	Rockland County NY GO	4.000%	4/1/36	410	415
	Rockland County NY GO	4.000%	4/1/44	1,995	1,899
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	11
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,815	2,968
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	69
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	239
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	189
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	242
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	242
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/36	500	537
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	522
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,410
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/38	300	321
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,221
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,750
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/43	3,550	3,765
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	4,771
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.000%	7/1/32	1,000	1,134
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,076
[1]	Schenectady NY GO	3.000%	5/1/31	635	632
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	332
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	706
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	479
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	876
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,592
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	574
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	110
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	83

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	314
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	100	110
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	275	302
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	109
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	288
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	108
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	270
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	161
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	269
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	150	161
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	270	290
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	105	112
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	300	321
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	150	160
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	300	320
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	150	159
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	225	239
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	150	159
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	235	249
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	150	159
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	250	264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	130	137
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	300	317
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	232
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	253
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	254
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,547
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,091
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	763
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	180	193
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,052
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	179
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,500	1,557
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	8,565	8,763
[1]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,554
[6]	Suffolk County NY GO	4.000%	10/15/28	3,850	4,068
[6]	Suffolk County NY GO	4.000%	4/1/30	4,420	4,618
[6]	Suffolk County NY GO	4.000%	4/1/31	4,590	4,774
[1]	Suffolk County NY GO	3.000%	6/15/31	250	251
	Suffolk NY GO	5.000%	6/15/31	1,000	1,162
	Suffolk NY GO	5.000%	6/15/32	850	994
	Suffolk NY GO	5.000%	6/15/33	915	1,060
	Suffolk NY GO	5.000%	6/15/34	715	820
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	3,750	3,552
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/33	1,025	1,064
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/34	1,200	1,237
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/35	1,000	1,023
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	514
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,125
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	3,960
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,245
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,438
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	162
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	5,010	5,356
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,500	2,645
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/38	1,000	981
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	4,305	4,500
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,671
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	4,944
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,000	10,606
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,447
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,222
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	7,500	7,929
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	7,340	7,806
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,995	3,046
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,240	2,401
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	6,820	7,247
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	16,000	16,992
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	17,330	15,820
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	9,500	10,000
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	3,500	3,176
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,295
[2,3]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.700%	9/1/22	6,090	6,090
[2,3]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.700%	9/7/22	7,740	7,740
[2,3]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.700%	9/7/22	5,255	5,255
[2,3]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	1.700%	9/7/22	4,520	4,520
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	5,000	5,652
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	4,500	5,167
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	4,000	4,655
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	2,500	2,941
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	360	346
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,388
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,662

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	4,545	4,255
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	5,890	5,514
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	2,500	2,688
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	11,000	12,034
Triborough Bridge & Tunnel Authority Revenue	5.500%	11/15/57	17,260	19,237
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	2,000	2,211
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,000	2,195
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	2,000	2,186
Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,000	1,023
Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/24	1,165	1,208
Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,051
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	163
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	301
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	487
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	241
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	370
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	100
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	153
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	185
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	362
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,116
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	2,678
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	3,041
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	3,060	2,809
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,306
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,321
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,357
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,325	5,662
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,725	1,819
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,257
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	6,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	941
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	5,500	5,701
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	2,675	2,763
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	2,942
	Webster Central School District GO	2.000%	6/15/33	1,180	970
	Webster Central School District GO	2.000%	6/15/34	1,265	1,010
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,150
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,128
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	15,200	15,410
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	7,774
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	525	533
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	680	697
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	362
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	475	499
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,293
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	628
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	470
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,035	1,061
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,193
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	395
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,023
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	533
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,021
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	212
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,500	2,525
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,375	1,978
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,000	2,652
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	610	523
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	4,600	3,800
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,250	1,288
	Westchester County NY GO	2.000%	10/15/34	2,685	2,151
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,639
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	717
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	749
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,284
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	400	383
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	1,000	990
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	613
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	765	724
[1]	Yonkers NY GO	5.000%	3/15/34	1,400	1,579
[1]	Yonkers NY GO	5.000%	3/15/36	1,735	1,941
[1]	Yonkers NY GO	5.000%	3/15/38	1,000	1,109
					4,291,985
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,030
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	495
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	375	331
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,333
					8,189
Puerto Rico (0.4%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	604	640
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	659	709
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	2,172	2,378
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	1,277	725
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	134	125
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	586	537
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	172	145
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	691	648
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,511	2,103
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,388	2,591
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	275	190

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,008	6,803
				17,594
Total Tax-Exempt Municipal Bonds (Cost $4,627,603)				4,317,768
Total Investments (99.8%) (Cost $4,627,603)				4,317,768
Other Assets and Liabilities—Net (0.2%)				6,593
Net Assets (100%)				4,324,361
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the aggregate value was $106,348,000, representing 2.5% of net assets.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Securities with a value of $457,000 have been segregated as initial margin for open futures contracts.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2022.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2022	(118)	(14,772)	133
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,317,768	—	4,317,768
Derivative Financial Instruments
Assets
Futures Contracts[1]	133	—	—	133
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.